Shareholder Fees - Morningstar Municipal Bond Fund - Morningstar Municipal Bond Fund	Aug. 31, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Account Service Fee	none